Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 3 – Intangible Assets

The Company built the intangible assets that are related to the artificial intelligence, information technology services, and Saas services. The intangible assets were capitalized based on accounting treatment per ASC 350, Intangibles – Goodwill and Other. The intangibles are amortized on a 5 year term, beginning when the work was completed in December 2021. Total amortization was $584,773 and zero for the years ended December 31, 2022 and 2021, respectively.